RECONCILIATION TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	RECONCILIATION TO FORM 5500
The Form 5500 has certain items that differ from amounts shown on the accompanying financial statements. These differences relate to classification only and have no effect upon net assets available for benefits for either period.